Supplement dated September 1, 2021
to the Prospectus (as supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2021
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2021
Columbia Convertible Securities Fund	7/1/2021
Columbia Large Cap Enhanced Core Fund	7/1/2021
Columbia Large Cap Growth Opportunity Fund	7/1/2021
Columbia Large Cap Index Fund	7/1/2021
Columbia Mid Cap Index Fund	7/1/2021
Columbia Overseas Value Fund	7/1/2021
Columbia Select Large Cap Equity Fund	7/1/2021
Columbia Select Mid Cap Value Fund	7/1/2021
Columbia Short Term Bond Fund	8/1/2021
Columbia Small Cap Index Fund	7/1/2021
Columbia Small Cap Value Fund II	7/1/2021
Columbia Funds Series Trust I
Columbia Adaptive Retirement 2020 Fund	8/1/2021
Columbia Adaptive Retirement 2025 Fund	8/1/2021
Columbia Adaptive Retirement 2030 Fund	8/1/2021
Columbia Adaptive Retirement 2035 Fund	8/1/2021
Columbia Adaptive Retirement 2040 Fund	8/1/2021
Columbia Adaptive Retirement 2045 Fund	8/1/2021
Columbia Adaptive Retirement 2050 Fund	8/1/2021
Columbia Adaptive Retirement 2055 Fund	8/1/2021
Columbia Adaptive Retirement 2060 Fund	8/1/2021
Columbia Adaptive Risk Allocation Fund	10/1/2020
Columbia Balanced Fund	1/1/2021
Columbia Connecticut Intermediate Municipal Bond Fund	3/1/2021
Columbia Contrarian Core Fund	1/1/2021
Columbia Dividend Income Fund	10/1/2020
Columbia Emerging Markets Fund	1/1/2021
Columbia Global Technology Growth Fund	1/1/2021
Columbia Greater China Fund	1/1/2021
Columbia High Yield Municipal Fund	10/1/2020
Columbia Intermediate Municipal Bond Fund	3/1/2021
Columbia International Dividend Income Fund	1/1/2021
Columbia Large Cap Growth Fund (Classes A, Adv, C, Inst, Inst2, Inst3, R & V)	12/1/2020
Columbia Large Cap Growth Fund (Large Cap Growth Fund (Class E))	12/1/2020
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2021
Columbia Mid Cap Growth Fund	1/1/2021
Columbia Multi Strategy Alternatives Fund	10/1/2020
Columbia New York Intermediate Municipal Bond Fund	3/1/2021
Columbia Oregon Intermediate Municipal Bond Fund	12/1/2020
Columbia Real Estate Equity Fund	5/1/2021
Columbia Select Large Cap Growth Fund	8/1/2021
Columbia Small Cap Growth Fund	1/1/2021
Columbia Strategic California Municipal Income Fund	3/1/2021
Columbia Strategic Income Fund	1/1/2021
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Fund	Prospectus Dated
Columbia Strategic New York Municipal Income Fund	3/1/2021
Columbia Tax-Exempt Fund	12/1/2020
Columbia U.S. Social Bond Fund	12/1/2020
Columbia Ultra Short Term Bond Fund	12/1/2020
Multi-Manager Growth Strategies Fund	8/1/2021
Multi-Manager International Equity Strategies Fund	1/1/2021
Multi-Manager Small Cap Equity Strategies Fund	1/1/2021
Multi-Manager Total Return Bond Strategies Fund	1/1/2021
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2021
Columbia Capital Allocation Conservative Portfolio	6/1/2021
Columbia Capital Allocation Moderate Portfolio	6/1/2021
Columbia Commodity Strategy Fund	10/1/2020
Columbia Disciplined Core Fund	12/1/2020
Columbia Disciplined Growth Fund	12/1/2020
Columbia Disciplined Value Fund	12/1/2020
Columbia Dividend Opportunity Fund	10/1/2020
Columbia Emerging Markets Bond Fund	1/1/2021
Columbia Flexible Capital Income Fund	10/1/2020
Columbia Floating Rate Fund	12/1/2020
Columbia Global Opportunities Fund	12/1/2020
Columbia Global Value Fund	7/1/2021
Columbia Government Money Market Fund	12/1/2020
Columbia High Yield Bond Fund	10/1/2020
Columbia Income Builder Fund	6/1/2021
Columbia Income Opportunities Fund	12/1/2020
Columbia Large Cap Value Fund	10/1/2020
Columbia Limited Duration Credit Fund	12/1/2020
Columbia Minnesota Tax-Exempt Fund	12/1/2020
Columbia Mortgage Opportunities Fund	10/1/2020
Columbia Overseas Core Fund	7/1/2021
Columbia Quality Income Fund	10/1/2020
Columbia Select Global Equity Fund	3/1/2021
Columbia Select Large Cap Value Fund	10/1/2020
Columbia Select Small Cap Value Fund	10/1/2020
Columbia Seligman Global Technology Fund	3/1/2021
Columbia Seligman Technology and Information Fund	10/1/2020
Columbia Strategic Municipal Income Fund	12/1/2020
Multi-Manager Value Strategies Fund	10/1/2020

SUP000_00_117_(09/21)

(1) For each Fund except the Multi-Manager Funds and Large Cap Growth Fund (Class E)  Effective October 1, 2021, the information regarding "Class Inst2 - Eligibility" and "Class Inst3 - Eligibility" in the table under the heading "Share Class Features" in the "Choosing a Share Class – Summary of Share Class Features" section is hereby superseded and replaced with the following:

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Conversion Features(c)	Front-End Sales Charges(d)	Contingent Deferred Sales Charges (CDSCs)(d)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(e)
Class Inst2	Eligibility: Available only to (i) certain registered investment advisers and family offices that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Inst2 eligibility apart from selling, servicing or similar agreements; (ii) omnibus retirement plans(j); (iii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst2 shares within such platform and that Fund shares are held in an omnibus account; and (iv) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst2 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst2 shares within such platform.
	Minimum Initial Investment: None	None	None	N/A	None
Class Inst3	Eligibility: Available to (i) group retirement plans that maintain plan-level or omnibus accounts with the Fund(j); (ii) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform; (iii) collective trust funds; (iv) affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); (v) fee-based platforms of financial intermediaries (or the clearing intermediary they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account; (vi) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3	None	None	N/A	None

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Share Class	Eligible Investors(a); Minimum Initial Investments(b); Conversion Features(c)	Front-End Sales Charges(d)	Contingent Deferred Sales Charges (CDSCs)(d)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(e)
shares within such platform and that Fund shares are held in an omnibus account; (vii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; and (viii) bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.(f)
Minimum Initial Investment: No minimum for the eligible investors described in (i), (iii), (iv), (v), and (vii) above; $2,000 ($1,000 for IRAs; $100 for systematic investment plan accounts) for the eligible investors described in (vi) above; and $1 million for all other eligible investors, unless waived in the discretion of the Distributor
(2) For the Multi-Manager Funds  Effective October 1, 2021, the information regarding "Class Inst3 - Eligibility" in the table under the heading "Share Class Features" in the "Choosing a Share Class – Summary of Share Class Features" section is hereby superseded and replaced with the following:

Share Class	Eligible Investors & Minimum Initial Investments(a)	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Conversion Features & Investment Limits	Maximum Distribution and/or Service Fees
Class Inst3	Eligibility (b): Available to (i) group retirement plans that maintain plan-level or omnibus accounts with the Fund; (ii) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform; (iii) collective trust funds; (iv) affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); (v) fee-based platforms of financial intermediaries (or the clearing intermediary they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account; (vi) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission	None	None	None	None

SUP000_00_117_(09/21)

Share Class	Eligible Investors & Minimum Initial Investments(a)	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Conversion Features & Investment Limits	Maximum Distribution and/or Service Fees
for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; (vii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; and (viii) bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
Minimum Initial Investment: No minimum for the eligible investors described in (i), (iii), (iv), (v), and (vii) above; $2,000 ($1,000 for IRAs; $100 for systematic investment plan accounts) for the eligible investors described in (vi) above; and $1 million for all other eligible investors, unless waived in the discretion of the Distributor
(3) For each Fund except the Multi-Manager Funds and Large Cap Growth Fund (Class E)  Effective October 1, 2021, the information under the headings "Class Inst2 Shares" and "Class Inst3 Shares" in the "Buying Shares - Eligible Investors" section under the "Buying, Selling and Exchanging Shares" section is hereby superseded and replaced with the following:
Class Inst2 Shares
Class Inst2 shares are available only to (i) certain registered investment advisers and family offices that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Inst2 eligibility apart from selling, servicing or similar agreements; (ii) omnibus retirement plans; (iii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst2 shares within such platform and that Fund shares are held in an omnibus account; and (iv) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst2 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst2 shares within such platform. Prior to November 8, 2012, Class Inst2 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class Inst2 may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts for such pre-existing programs and add new shareholders in the program.
Class Inst3 Shares
Class Inst3 shares are available to: (i) group retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent); (ii) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform; (iii) collective trust funds; (iv) affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); (v) fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account; (vi)

SUP000_00_117_(09/21)

commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; (vii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; and (viii) bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
(4) For the Multi-Manager Funds  Effective October 1, 2021, the first paragraph under the heading "Buying Shares - Eligible Investors - Class Inst3 Shares" under the "Buying, Selling and Exchanging Shares" section is hereby superseded and replaced with the following:
Class Inst3 Shares
Class Inst3 shares are available to: (i) group retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent); (ii) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform; (iii) collective trust funds; (iv) affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); (v) fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account; (vi) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; (vii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; and (viii) bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
(5) For each Fund except the Multi-Manager Funds and Large Cap Growth Fund (Class E)  Effective immediately, the information in the section "Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges" of each Fund's Prospectus with respect to Ameriprise Financial Services, LLC is hereby superseded and replaced with the following:
 Ameriprise Financial Services, LLC (Ameriprise Financial Services)
The following information has been provided by Ameriprise Financial Services:
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial Services:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial Services:
Shareholders purchasing Fund shares through an Ameriprise Financial Services brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI:
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia Fund family).
■	Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the Fund’s Class C Shares – Conversion to Class A Shares policy (stated outside this Appendix A) provides for a waiver with respect to exchanges of Class C shares or the conversion of Class C shares following a shorter holding period, that waiver will apply.
■	Employees and registered representatives of Ameriprise Financial Services or its affiliates and their immediate family members.
■	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother,

SUP000_00_117_(09/21)

father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■	Shares purchased from the proceeds of redemptions from another fund in the Columbia Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
(6) For each Fund except the Multi-Manager Funds and Large Cap Growth Fund (Class E)  Effective immediately, the following is hereby added to the section "Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges" of each Fund’s Prospectus:
 U.S. Bancorp Investments, Inc. (USBI)
The following information has been provided by USBI:
Effective September of 2021, shareholders purchasing Columbia Fund shares through a USBI platform or who own shares for which USBI is the broker-dealer, where the shares are held in an omnibus account, will only be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
All other sales charge waivers and reduction described elsewhere in this prospectus or the Fund’s SAI still apply.
USBI Conversion of Class C shares
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge are systematically converted to the Class A shares of the same fund pursuant to USBI’s share class exchange policy.
The rest of Appendix A remains the same.
Shareholders should retain this Supplement for future reference.

SUP000_00_117_(09/21)